Stockholders' Equity (Details) - USD ($)	1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2022	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 18, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2023	Feb. 03, 2023	Mar. 31, 2022	Apr. 01, 2021	Mar. 19, 2021	Jan. 10, 2021
Stockholders' Equity (Details) [Line Items]
Authorized shares								350,000,000	350,000,000		100,000,000
Per share (in Dollars per share)						$ 1.5					$ 0.001
Common stock share authorized								350,000,000	350,000,000		350,000,000
Preferred stock shares authorized								50,000,000	50,000,000		50,000,000
Preferred stock par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Capital stock description									(i) 300,000,000 shares of common stock, par value $0.0001 per share, of which 20,000,000 shares were designated Class A Common Stock, $0.0001 par value per share, and 280,000,000 shares were designated as Class B Common Stock, $0.0001 par value per share; and (ii) 50,000,000 shares of preferred stock, $0.0001 par value per share.
Shares, issued															300,000,000		1,666,667
Common stock structure description									(i) eliminating a dual class share structure consisting of the Class A Common Stock and Class B Common Stock and establishing a single common stock structure consisting of shares of common stock only, with 350,000,000 authorized shares being all designated as common stock with a par value of $0.0001 per share (the “Single Common Stock Structure”), entitled to one (1) vote per share; and by (ii) eliminating all authorized shares of preferred stock. All shares of Class B Common Stock issued and outstanding at the time of the amendment became shares of common stock
Common stock issued								10,155,434	10,155,434		9,200,405	8,937,905	8,937,905
Proceeds from subscriptions (in Dollars)								$ 855,000	$ 855,000
Subscription receivable (in Dollars)								$ 100,000	100,000
Proceeds received (in Dollars)									$ 50,000
Aggregate shares	262,500								3,000,000			262,500
General and administrative expenses (in Dollars)										$ 125,000	$ 301,875	$ 197,917
Shares owned								750,000	750,000
Repurchase shares (in Dollars)								$ 18,000	$ 18,000
Maximum number of shares			16,667		1,666,667
Vested shares				25								87,500
Unvested restricted	87,500											262,500
Grant-date fair value (in Dollars)									$ 525,000
Stock-based compensation expense (in Dollars)										131,250
Sales and marketing expenses (in Dollars)										6,250	$ 16,000	$ 9,896
Restricted stock units	175,000								175,000		262,500
Vested and outstanding shares	262,500											350,000	350,000
Common stock outstanding								10,155,434	10,155,434		9,200,405	8,937,905	8,937,905
Issued shares		66,667				2,033,737	1,733,333		3,000,000
Proceeds value (in Dollars)							$ 10,400
Net of transactions cost (in Dollars)						$ 3,020,072
Price per share (in Dollars per share)			$ 3
Total amount (in Dollars)			$ 50,000
Common stock valued (in Dollars)		$ 100,000						$ 3,000,000	$ 3,000,000				$ 100,000
Share based compensation (in Dollars)										$ 131,250	$ 317,875	$ 207,813	$ 207,125
Share based compensation (in Dollars)											$ 317,875
Advisor Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Per share (in Dollars per share)								$ 1	$ 1
General and administrative expenses (in Dollars)									$ 3,000,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Authorized shares								100,000,000	100,000,000
Per share (in Dollars per share)								$ 0.001	$ 0.001
Common stock share authorized								300,000,000	300,000,000
Shares, issued								9,200,434	9,200,434
Shares, Outstanding								9,200,434	9,200,434
Common stock issued																		2,666,667
Common stock outstanding								10,155,434	10,155,434	9,025,405	9,200,405	8,937,905	8,937,905	9,200,434		9,025,405
Issued shares								3,000,000					66,667
Common stock valued (in Dollars)								$ 300					$ 7
Previously Reported [Member]
Stockholders' Equity (Details) [Line Items]
Common stock share authorized											300,000,000	300,000,000	300,000,000
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Per share (in Dollars per share)								$ 1	$ 1
Common stock issued								955,000	955,000
Common stock total value (in Dollars)									$ 955,000
2021 Stock Option [Member]
Stockholders' Equity (Details) [Line Items]
Maximum number of shares					1,666,667
2021 Stock Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders' Equity (Details) [Line Items]
Stock option vest percentage									25.00%
Restricted Stock Units (RSUs) [Member]
Stockholders' Equity (Details) [Line Items]
Granted restricted stock units					350,000
Stock granted					350,000
RSU granted (in Dollars)	$ 350,000											$ 525,000
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares, issued								9,200,434	9,200,434
Shares, Outstanding								9,200,434	9,200,434
Advisor Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares									3,000,000
Restricted Stock Units (RSUs) [Member]
Stockholders' Equity (Details) [Line Items]
Vested shares										87,500		87,500
Advisor Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issued								500,000	500,000
SWOL Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares				2,666,667
CWS Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Per share (in Dollars per share)			$ 1.5
Issued shares			1,666,667
Fair value (in Dollars)			$ 2,500,000
Dollinger Holdings LLC [Member]
Stockholders' Equity (Details) [Line Items]
Issued shares		666,667